Financial instruments - Narrative (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / Ounce	Dec. 31, 2023 USD ($)	Dec. 17, 2024 USD ($)	Dec. 31, 2022 USD ($)	Sep. 29, 2020 EUR (€)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash and cash equivalents	$ 336,971	$ 306,895		$ 651,946
Cash provided by operating activities	877,604	$ 714,453
Proceeds from prepaid gold sales	$ 500,000
Bottom of range | Measurement input, forward gold price
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Key assumptions used for impairment test | $ / Ounce	2,611
Top of range | Measurement input, forward gold price
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Key assumptions used for impairment test | $ / Ounce	3,395
New revolving credit facility:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Line of credit facility, maximum borrowing capacity	$ 800,000		$ 800,000
Undrawn borrowing facilities	400,000
Fekola Equipment Loan Facility, Third Equipment Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Line of credit facility, maximum borrowing capacity | €					€ 35
Undrawn borrowing facilities	27,000
Commodity price risk | Gold derivative contracts (Note 17)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Change of fair value due to gold price change	$ 13,000
Reasonably possible change in risk variable, percent	10.00%
Currency risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reasonably possible change in risk variable, percent	10.00%
Risk exposure associated with instruments sharing characteristic	$ 233,000
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on cash and cash equivalents	$ 9,000
Gold stream obligation | Commodity price risk | Measurement input, forward gold price
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Change in gold price | $ / Ounce	100
Change of fair value due to gold price change	$ 5,000
Gold stream obligation | Interest rate risk | Discount rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reasonably possible change in risk variable, percent	0.50%
Change of fair value due to risk free interest rate change	$ 5,000
Fuel derivative contracts | Commodity price risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis , increase (decrease) of fair value due to fuel price change	$ 4,000